Segment Information - Reconciliation from Operating Profit to Income Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Parenthetical) (Detail) - 3 months ended Mar. 31, 2016
€ in Millions, $ in Millions
	USD ($)	EUR (€)
Segment Reporting [Abstract]
Exceptional non-tax deductible charge	$ 502	€ 450